UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 17, 2022 to January 18, 2023

Commission File Number of issuing entity:  333-172366-11

Central Index Key Number of issuing entity:  0001589803

WFRBS Commercial Mortgage Trust 2013-C18
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-172366

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A. (formerly known as NCB, FSB)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541886

UBS Real Estate Securities Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541214

C-III Commercial Mortgage LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542105

Basis Real Estate Capital II, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001555501

Liberty Island Group I LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000729153

NatWest Markets Plc (formerly known as The Royal Bank of Scotland plc)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541615

RBS Financial Products Inc.
(Exact name of sponsor as specified in its charter)

Anthony J. Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3918787
38-3918788
38-3918789
38-7103156
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
A-S			X
X-A			X
B			X
C			X
PEX			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 18, 2023 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C18.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the WFRBS Commercial Mortgage Trust 2013-C18 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on January 18, 2023

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	6.61%	2	$10,799,802.52

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2013-C18 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from December 17, 2022 to January 18, 2023.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on November 10, 2022. The CIK number for the Depositor is 0000850779.

National Cooperative Bank, N.A. (formerly known as NCB, FSB) ("NCB "), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2022. The Central Index Key number for NCB  is 0001577313.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 10, 2022. The Central Index Key number for Wells Fargo is 0000740906.

UBS Real Estate Securities Inc. ("UBS"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 12, 2022. The Central Index Key number for UBS is 0001541886.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 31, 2022. The Central Index Key number for C-III is 0001541214.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2022. The Central Index Key number for Basis is 0001542105.

Liberty Island Group I LLC ("LIG I"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 1, 2022. The Central Index Key number for LIG I is 0001555501.

NatWest Markets Plc (formerly known as The Royal Bank of Scotland plc) ("NatWest plc"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 16, 2017. The Central Index Key number for NatWest plc is 0000729153.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 29, 2022. The Central Index Key number for RBSFP is 0001541615.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Wells Fargo Bank, National Association, as certificate administrator, custodian and/or trustee:

In December 2014, Phoenix Light SF Limited (Phoenix Light) and certain related entities filed a complaint in the United States District Court for the Southern District of New York alleging claims against Wells Fargo Bank, N.A., in its capacity as trustee for a number of residential mortgage-backed securities (RMBS) trusts. Complaints raising similar allegations have been filed by Commerzbank AG in the Southern District of New York and by IKB International and IKB Deutsche Industriebank in New York state court. In each case, the plaintiffs allege that Wells Fargo Bank, N.A., as trustee, caused losses to investors, and plaintiffs assert causes of action based upon, among other things, the trustee’s alleged failure to notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, notify investors of alleged events of default, and abide by appropriate standards of care following alleged events of default. In July 2022, the district court dismissed Phoenix Light’s claims and certain of the claims asserted by Commerzbank AG, and subsequently entered judgment in each case in favor of Wells Fargo Bank, N.A. In August 2022, Phoenix Light and Commerzbank AG appealed the district court’s decision to the United States Court of Appeals for the Second Circuit. The Company previously settled two class actions filed by institutional investors and an action filed by the National Credit Union Administration with similar allegations. In addition, Park Royal I LLC and Park Royal II LLC have filed substantially similar lawsuits in New York state court alleging Wells Fargo Bank, N.A., as trustee, failed to take appropriate actions upon learning of defective mortgage loan documentation.

Item 6. Significant Obligors of Pool Assets.

The Garden State Plaza mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 23, 2013. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $63,133,487.18 for the period from January 1, 2022 to September 30, 2022.

The Americas Mart mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 23, 2013. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $65,534,836.50 for the period from January 1, 2022 to September 30, 2022.

The Outlet Collection | Jersey Gardens mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 23, 2013. The Outlet Collection | Jersey Gardens mortgage loan was paid in full as of November 16, 2020, and is no longer an asset of the trust.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for WFRBS Commercial Mortgage Trust 2013-C18, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	12/16/2022	$2,129.12
Current Distribution Date	01/18/2023	$79,435.26

Interest Reserve Account Balance
Prior Distribution Date	12/16/2022	$0.00
Current Distribution Date	01/18/2023	$77,238.71

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C18, relating to the January 18, 2023 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: January 31, 2023